Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Janus Preservation Series - Global | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Preservation Series – Global (formerly named Janus Protected Series – Global)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Preservation Series – Global seeks long-term growth of capital and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 42 of the Fund’s Prospectus and in the “Purchases” section on page 52 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Fund. Specifically, the portfolio manager manages the Fund’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Fund declares dividends from net investment income and capital gains distributions, which normally occurs in December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming you reinvest your distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Fund declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Fund means, as the NAV per share for a share class rises above the highest level previously attained, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Fund’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Fund allocates its portfolio assets between two investment components. Through its first component, the “Equity Component,” the Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. As part of the Equity Component, the Fund normally invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. However, under certain market conditions, the Fund’s non-U.S. investment exposure may decrease below 40%. As part of the Equity Component, the Fund may also invest in foreign equity and debt securities. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Fund’s overall risk profile, the amount of Fund assets allocated to the Protection Component may, at times, be significant. The Fund’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

Janus Capital’s equity research analysts (the “Research Team” and together with the portfolio manager, “investment personnel”) provide analysis for the Fund’s portfolio manager to determine the investments for the Equity Component that represent their high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities from which the portfolio manager selects investments. It is expected that the Fund will be broadly diversified among a variety of industry sectors.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings and for allocation between and within the Equity Component and Protection Component.

As part of either component, the Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, to manage the Fund’s risk profile, or to invest in volatility (such as to gain exposure to a volatility index).

In an effort to protect against significant downward movement of the NAV per share for a share class, the Fund has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Fund (the “Protection”) in the event that any share class’ NAV per share falls below its Protected NAV. Any one share class falling below its Protected NAV will trigger the Protection and liquidation of the Fund and each of its share classes, regardless of whether the NAV of any other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Fund with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Fund’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Fund of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Fund the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Fund share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Fund must provide certain information to the Capital Protection Provider and the Fund’s portfolio manager is required to manage the Fund within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Fund’s exposure to industries, sectors, or countries, and liquidity of the Fund’s holdings. In general, as equity markets are rising, the Fund’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the Fund’s portfolio manager will allocate more of the Fund’s assets to the Protection Component in an effort to protect the Fund from potential ongoing decreases in the market. The Fund’s asset allocation will vary over time depending on equity market conditions and the Fund’s portfolio composition. As a result, the Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Fund and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Fund. In the event of such termination of the Capital Protection Agreement, the Fund will terminate and liquidate and the Capital Protection Provider will pay the Fund any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Fund even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

		It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Fund against significant market declines and does not in any way constitute any form of insurance. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Fund exceeds the Maximum Settlement Amount ($500 million), none of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/advisor/mutual-funds (or janus.com/allfunds for shareholders of Class D Shares). Any change to the Protected NAV is expected to be updated within one business day. Because any one share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Fund, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Fund, keeping in mind that each share class has different fees and expenses that impact the NAV. Shareholders considering an investment in Class A Shares should pay particular attention to the Protected NAV of each share class as part of their investment decision given that Class A Shares have an upfront sales load that once paid, is not reimbursed when the Fund liquidates.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Fund’s assets in order to maintain the Protection, the Fund’s ability to take certain investment actions that the portfolio manager might otherwise take will be limited. More specifically, complying with the provisions of the Capital Protection Agreement will impact the Fund’s allocation of assets to and within the Equity Component during the life of the Fund, may not allow the Fund to be fully invested in the Equity Component, and will affect the portfolio manager’s ability to respond to changing equity market conditions. This limits the Fund’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component. Conversely, as equity markets are rising or displaying signs of relative stability, the Fund may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Fund. Generally, the risk parameters will lead the portfolio manager to take certain investment actions that would not otherwise be taken when allocating the Fund’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Fund, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Fund to trigger the Protection, resulting in the termination of the Fund. In addition, the allocation of the Fund’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Fund’s returns. Because the portfolio manager allocates the Fund’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Fund’s Equity Component exposure can be reduced. Additionally, if the Fund fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Fund allocating 100% of its assets solely to cash and the liquidation of the Fund. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Fund.

Market Underperformance Risk. The Fund’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Fund to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Fund assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities, including non-U.S. securities. In addition, to maintain compliance with the risk parameters, the Fund may need to liquidate a position, or forego an investment that could have otherwise contributed to Fund performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Fund’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Fund returns during this period. The use of the risk allocation methodology may also impact the Fund’s performance in the event that it does not work as intended, potentially subjecting the Fund to additional expenses as a result of increased trading or allocating a larger portion of the Fund’s assets than necessary to either the Equity Component or Protection Component. Because the Fund may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Fund’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which will have a negative effect on the Fund’s performance, particularly during periods of relative instability in equity markets. The Fund’s payment of the capital protection fee to the Capital Protection Provider may also result in the Fund underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Fund. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Fund, Janus Capital or certain key employees of Janus Capital, or the Fund’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Fund. The Fund will liquidate in these events, and shareholders will not receive the Protected NAV but will instead receive the Fund’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares is obligated to make any payment to the Fund or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Fund losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Fund and the Fund will liquidate. Shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Examples of “Early Termination Events” include, but are not limited to (1) if the Fund, Janus Capital, or the Fund’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Fund assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Fund’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Fund is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Fund’s Board of Trustees will make a determination whether to approve the Fund paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Fund. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Fund having an aggregate protected amount up to an initial value of $500 million. If the Maximum Settlement Amount exceeds $500 million without any additional coverage being extended to the Fund, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Fund’s assets grow, the Fund intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $500 million.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class falls below its Protected NAV. If this happens, it is expected that the Fund will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Fund, even though the NAV of one or more other share classes remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Fund or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Fund. In the event the Protection is triggered and the Fund begins the liquidation process, no other purchases will be permitted, and the payment of redemption proceeds will be suspended, likely from the day the Protection is triggered; shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Fund. In the event that the Capital Protection Agreement is terminated and the Fund begins the liquidation process, Janus Capital will make such information available at janus.com/advisor/mutual-funds (or janus.com/allfunds for shareholders of Class D Shares). Notice of the Fund liquidation will otherwise be made when you receive your redemption proceeds. For illustrative purposes to understand a scenario where the Protection is triggered and the Fund proceeds to liquidation, see below:

Protected NAV across all share classes is $10.00 –
  Day 1 (Tuesday) – One share class NAV is $9.00 and each other share class’ NAV is $11.00. Purchases are rejected and the payment of redemptions is suspended as the Fund proceeds to liquidation since there is at least one share class’ NAV that is below its Protected NAV.
  Day 7 (Monday) – Fund receives Protection payment from the Capital Protection Provider, and the Fund liquidates and terminates and pays out a $10.00 Protected NAV to the share class that had a $9.00 NAV. All other share classes are redeemed at $11.00 NAV, plus the Settlement Amount distributed pro rata to their share class.
Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Fund’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Fund’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a fund that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Fund is dependent on the Fund’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Eurozone Risk. In recent years, a number of countries in the European Union (“EU”) have experienced economic and financial difficulties. As a result, financial markets in the EU have been subject to extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2013, approximately 4.2% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. The Fund’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Fund if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the Research Team’s or portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Fund will likely substantially increase the level of portfolio turnover.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 11.68% Worst Quarter: Second Quarter 2012 −8.52%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/13)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Effective January 28, 2014, the Fund’s primary benchmark index changed from the Morgan Stanley Capital International (“MSCI”) World Growth Index to the MSCI World IndexSM. Additionally, the Fund changed the name of its secondary benchmark index from Protected Series – Global Blended Index to Preservation Series – Global Blended Index and its composition from an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI World Growth Index (60%) and the Citigroup 3-Month U.S. Treasury Bill Index (40%) to an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI World IndexSM (60%) and the Citigroup 3-Month U.S. Treasury Bill Index (40%). The MSCI World IndexSM is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. Janus Capital believes that the foregoing benchmark index changes provide a more appropriate representation of the Fund’s investment strategy.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.08%
Capital Protection Fee	rr_Component1OtherExpensesOverAssets	0.63%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	1.05%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.92%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	858
3 Years	rr_ExpenseExampleYear03	1,441
5 Years	rr_ExpenseExampleYear05	2,047
10 Years	rr_ExpenseExampleYear10	3,675
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	858
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,441
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,047
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,675
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.09%
Capital Protection Fee	rr_Component1OtherExpensesOverAssets	0.63%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.73%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	1.08%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.65%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	475
3 Years	rr_ExpenseExampleYear03	1,140
5 Years	rr_ExpenseExampleYear05	1,925
10 Years	rr_ExpenseExampleYear10	3,976
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	375
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,140
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,925
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,976
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.29%
Capital Protection Fee	rr_Component1OtherExpensesOverAssets	0.63%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.18%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	1.05%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.13%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	321
3 Years	rr_ExpenseExampleYear03	980
5 Years	rr_ExpenseExampleYear05	1,664
10 Years	rr_ExpenseExampleYear10	3,485
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	321
3 Years	rr_ExpenseExampleNoRedemptionYear03	980
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,664
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,485
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.04%
Capital Protection Fee	rr_Component1OtherExpensesOverAssets	0.63%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	1.05%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.63%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	271
3 Years	rr_ExpenseExampleYear03	832
5 Years	rr_ExpenseExampleYear05	1,420
10 Years	rr_ExpenseExampleYear10	3,012
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	271
3 Years	rr_ExpenseExampleNoRedemptionYear03	832
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,012
2012	rr_AnnualReturn2012	5.10%
2013	rr_AnnualReturn2013	17.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.52%)
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.29%
Capital Protection Fee	rr_Component1OtherExpensesOverAssets	0.63%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	1.05%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.88%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	296
3 Years	rr_ExpenseExampleYear03	907
5 Years	rr_ExpenseExampleYear05	1,543
10 Years	rr_ExpenseExampleYear10	3,252
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	296
3 Years	rr_ExpenseExampleNoRedemptionYear03	907
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,543
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,252
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	9.97%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	14.85%
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.62%
Since Inception	rr_AverageAnnualReturnSinceInception	11.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.00%
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.85%
Since Inception	rr_AverageAnnualReturnSinceInception	11.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.37%
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.02%
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Morgan Stanley Capital International World Index℠ (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World IndexSM (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	26.68%
Since Inception	rr_AverageAnnualReturnSinceInception	22.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	26.73%
Since Inception	rr_AverageAnnualReturnSinceInception	22.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Preservation Series - Global Blended Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Preservation Series – Global Blended Index
1 Year	rr_AverageAnnualReturnYear01	15.44%
Since Inception	rr_AverageAnnualReturnSinceInception	13.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
Janus Preservation Series - Global | Class A, C, S, I, T Shares | Protected Series - Global Blended Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)

Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Protected Series – Global Blended Index
1 Year	rr_AverageAnnualReturnYear01	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	13.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Fund expenses to the extent that the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees – applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed between 1.60% and 1.75%, depending on the amount of the capital protection fee. Additional detail regarding the application of the fee waiver is described under “Fees and Expenses” in the “Additional Information about the Fund” section of the Prospectus. The contractual waiver may be terminated or modified prior to February 1, 2015 only at the discretion of the Fund’s Board of Trustees.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.